Note Segment reporting (Selected Balance Sheet information) (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets		$ 47,604,577	$ 44,277,337	$ 38,661,609
Deposits		39,710,039	35,453,508
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets		36,863,930	33,705,624	28,813,289
Loans		18,837,742	17,591,078	16,880,868
Deposits		31,237,529	27,575,292	23,185,551
UNITED STATES
Segment Reporting Information [Line Items]
Total assets		9,847,944	9,648,865	8,928,475
Loans		7,034,075	6,608,056	5,799,562
Deposits		6,878,599	6,635,153	6,266,473
Other
Segment Reporting Information [Line Items]
Total assets		892,703	922,848	919,845
Loans		687,494	743,329	755,017
Deposits	[1]	$ 1,593,911	$ 1,243,063	$ 1,044,200

[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.